Cover	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity File Number	000-53497
Entity Registrant Name	VIVOS INC.
Entity Central Index Key	0001449349
Entity Tax Identification Number	80-0138937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	719 Jadwin Avenue
Entity Address, City or Town	Richland
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99352
City Area Code	(509)
Local Phone Number	736-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false